Supplementary Financial Statements Information (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Advances from customers and deferred revenues	$ 37,621	$ 28,919
Accrued employee compensation and related benefits	14,902	15,708
Commissions	13,351	12,733
Government institutions and income tax payable	11,104	10,072
Accrued warranty costs	4,701	4,355	$ 3,397
Accrued expenses	5,189	3,005
Operating lease obligations	1,871	2,204
Finance lease obligations	341	284
Total other current liabilities	$ 89,080	$ 77,280